Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning Balance	$ 1,547,397	$ 1,543,179
Disposal of GP Net		(1,787)
Currency translation adjustments	(2,600)	(2,520)
Ending Balance	1,545,424	1,547,397
NetSpend Holdings Inc
Goodwill [Line Items]
Tax adjustment	627	8,500
Purchase price allocation		8,525
North America Services
Goodwill [Line Items]
Beginning Balance	70,614	70,796
Disposal of GP Net		(182)
Ending Balance	70,614	70,614
International Services
Goodwill [Line Items]
Beginning Balance	30,076	34,201
Disposal of GP Net		(1,605)
Currency translation adjustments	(2,600)	(2,520)
Ending Balance	27,476	30,076
Merchant Services
Goodwill [Line Items]
Beginning Balance	413,748	413,748
Ending Balance	413,748	413,748
NetSpend
Goodwill [Line Items]
Beginning Balance	1,032,959	1,024,434
Ending Balance	1,033,586	1,032,959
NetSpend | NetSpend Holdings Inc
Goodwill [Line Items]
Tax adjustment	$ 627
Purchase price allocation		$ 8,525